Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts - Finance Lease [Member] - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts [Line Items]
Cost of acquisition	S/ 64,640	S/ 64,623	S/ 68,553
Accumulated depreciation	(53,321)	(52,165)	(46,773)
Net carrying amount	S/ 11,319	S/ 12,458	S/ 21,780